Share Capital - Option transaction (Details)									12 Months Ended
	Apr. 12, 2022 $ / shares	Mar. 17, 2022 $ / shares	Mar. 07, 2022 $ / shares	Feb. 14, 2022 $ / shares	Jul. 20, 2021 $ / shares	Apr. 13, 2021 $ / shares	Jan. 18, 2021 $ / shares	Aug. 09, 2020 $ / shares	Jun. 30, 2022 CAD ($) $ / shares	Jun. 30, 2021 CAD ($) $ / shares
Number of options
Balance at beginning of period (in shares) | $									13,750,784	13,525,784
Options exercised (in shares) | $									(4,410,784)	(1,375,000)
Options granted (in share) | $									1,170,000	1,600,000
Options expired (in shares) | $									(340,000)
Balance at end of period (in shares) | $									10,170,000	13,750,784
Weighted average exercise price
Balance at beginning of period (in CAD per share) | $ / shares									$ 1.29	$ 0.99
Options exercised (in CAD per share) | $ / shares									1.00	0.90
Options granted (in CAD per share) | $ / shares	$ 9.40	$ 8.25	$ 6.31	$ 7.55	$ 6.08	$ 3.43	$ 3.39	$ 1.02	7.35	3.40
Options expired (in CAD per share) | $ / shares									0.96
Balance at end of period (in CAD per share) | $ / shares									$ 2.11	$ 1.29